2020 QUARTERLY REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
September 30, 2020
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 6
Growth Strategy Fund 10
Equity Growth Strategy Fund 14
Notes to Schedules of Investments 18
Notes to Quarterly Report 20
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Quarterly Report
September 30, 2020 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.7%
Alternative – 2.0%
RIC Commodity Strategies Fund Class Y 382,920 1,732
Domestic Equities - 13.6%
RIF U.S. Small Cap Equity Fund 505,996 6,042
RIF U.S. Strategic Equity Fund 359,520 6,079
12,121
Fixed Income - 51.0%
RIC Investment Grade Bond Fund Class Y 451,522 10,466
RIC Unconstrained Total Return Fund Class Y 2,586,644 24,443
RIF Strategic Bond Fund 942,058 10,457
45,366
International Equities - 17.4%
RIC Emerging Markets Fund Class Y 238,412 4,308
RIC Global Equity Fund Class Y 664,467 6,060
RIF International Developed Markets Fund 497,337 5,123
15,491
Multi-Asset - 11.7%
RIC Multi-Strategy Income Fund Class Y 1,080,072 10,347
Total Investments in Affiliated Funds
(cost $81,771) 85,057
Short-Term Investments - 2.8%
U.S. Cash Management Fund(@) 2,526,546 (∞)
2,526
Total Short-Term Investments
(cost $2,526) 2,526
Total Investments - 98.5%
(identified cost $84,297) 87,583
Other Assets and Liabilities, Net - 1.5%
1,331
Net Assets - 100.0%
88,914

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 151 EUR 4,823 12/20
(224)
FTSE 100 Index Futures 31 GBP 1,811 12/20
(86)
S&P 500 E-Mini Index Futures 28 USD 4,693 12/20
(43)
United States Treasury Long Bond Futures 34 USD 5,993 12/20
(20)
Short Positions
NASDAQ 100 E-Mini Index Futures 17 USD 3,878 12/20
(102)
Russell 2000 E-Mini Index Futures 24 USD 1,805 12/20
33
TOPIX Index Futures 6 JPY 97,531 12/20
—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(442)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 17 RUB 1,340 12/16/20 —
Citigroup TWD 9,520 USD 329 12/16/20 (3)
JPMorgan Chase USD 229 AUD 315 12/16/20 (3)
JPMorgan Chase USD 374 CAD 494 12/16/20 (2)
JPMorgan Chase USD 363 EUR 307 12/16/20 (3)
JPMorgan Chase USD 199 HKD 1,542 12/16/20 —
JPMorgan Chase USD 373 JPY 39,503 12/16/20 2
JPMorgan Chase USD 26 MXN 575 12/16/20 (1)
JPMorgan Chase CHF 118 USD 129 12/16/20 1
JPMorgan Chase GBP 241 USD 312 12/16/20 1
JPMorgan Chase SEK 432 USD 49 12/16/20 1
JPMorgan Chase SGD 26 USD 19 12/16/20 —
JPMorgan Chase ZAR 250 USD 15 12/17/20 —
Royal Bank of Canada USD 229 AUD 315 12/16/20 (3)
Royal Bank of Canada USD 374 CAD 494 12/16/20 (3)
Royal Bank of Canada USD 261 CHF 236 12/16/20 (4)
Royal Bank of Canada USD 363 EUR 307 12/16/20 (3)
Royal Bank of Canada USD 1,402 GBP 1,078 12/16/20 (11)
Royal Bank of Canada USD 199 HKD 1,542 12/16/20 —
Royal Bank of Canada USD 373 JPY 39,503 12/16/20 2
Royal Bank of Canada USD 26 MXN 575 12/16/20 (1)
Royal Bank of Canada USD 98 SEK 864 12/16/20 (2)
Royal Bank of Canada AUD 630 USD 462 12/16/20 12
Royal Bank of Canada CAD 987 USD 749 12/16/20 8
Royal Bank of Canada CHF 118 USD 129 12/16/20 1
Royal Bank of Canada GBP 241 USD 312 12/16/20 1
Royal Bank of Canada SEK 432 USD 49 12/16/20 1
Royal Bank of Canada SGD 26 USD 19 12/16/20 —
Royal Bank of Canada ZAR 250 USD 15 12/17/20 —
Standard Chartered USD 38 SGD 51 12/16/20 —
Standard Chartered USD 30 ZAR 500 12/17/20 (1)
Standard Chartered HKD 10,850 USD 1,399 12/16/20 (1)
Standard Chartered MXN 1,150 USD 54 12/16/20 3
State Street USD 1,004 CNY 6,920 12/16/20 11
State Street USD 110 INR 8,140 12/16/20 —
State Street CNY 6,920 USD 1,018 12/16/20 2
State Street INR 8,140 USD 109 12/16/20 —
State Street KRW 349,910 USD 294 12/16/20 (6)
State Street RUB 1,340 USD 18 12/16/20 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
—

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 5
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 200 5.000%
(2)
12/20/25
8 — 8
Dow Jones CDX Bank of America
Purchase
USD 3,200 (1.000%)
(2)
12/20/25
(77) 11 (66)
Total Open Credit Indices Contracts (å) (69) 11 (58)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 85,057 $ — $ —
$ —
$ 85,057
Short-Term Investments — — —
2,526
2,526
Total Investments 85,057 — — 2,526 87,583
Other Financial Instruments
Assets
Futures Contracts 33 — — — 33
Foreign Currency Exchange Contracts — 47 — — 47
Credit Default Swap Contracts — 8 — — 8
Liabilities
Futures Contracts (475) — — — (475)
Foreign Currency Exchange Contracts — (47) — — (47)
Credit Default Swap Contracts — (66) — — (66)
Total Other Financial Instruments
*
$ (442) $ (58) $ — $ — $ (500)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.6%
Alternative - 3.9%
RIC Commodity Strategies Fund Class Y 992,632 4,486
RIF Global Real Estate Securities Fund 344,140 4,450
8,936
Domestic Equities - 17.7%
RIF U.S. Small Cap Equity Fund 1,107,710 13,226
RIF U.S. Strategic Equity Fund 1,589,264 26,875
40,101
Fixed Income - 32.9%
RIC Unconstrained Total Return Fund Class Y 4,312,208 40,751
RIF Strategic Bond Fund 3,054,846 33,909
74,660
International Equities - 32.3%
RIC Emerging Markets Fund Class Y 738,469 13,344
RIC Global Equity Fund Class Y 3,665,089 33,425
RIF International Developed Markets Fund 2,569,866 26,470
73,239
Multi-Asset - 9.8%
RIC Multi-Strategy Income Fund Class Y 2,327,397 22,296
Total Investments in Affiliated Funds
(cost $205,825) 219,232
Short-Term Investments - 1.2%
U.S. Cash Management Fund(@) 2,736,038 (∞)
2,735
Total Short-Term Investments
(cost $2,736) 2,735
Total Investments - 97.8%
(identified cost $208,561) 221,967
Other Assets and Liabilities, Net - 2.2%
4,991
Net Assets - 100.0%
226,958

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 455 EUR 14,533 12/20
(672)
FTSE 100 Index Futures 92 GBP 5,374 12/20
(255)
MSCI Emerging Markets Index Futures 84 USD 4,572 12/20
(65)
S&P 500 E-Mini Index Futures 87 USD 14,581 12/20
(101)
United States Treasury Long Bond Futures 45 USD 7,933 12/20
(27)
Short Positions
Hang Seng Index Futures 15 HKD 17,573 10/20
(19)
NASDAQ 100 E-Mini Index Futures 73 USD 16,655 12/20
(438)
TOPIX Index Futures 52 JPY 845,260 12/20
(71)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,648)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 24 RUB 1,880 12/16/20 —
Citigroup TRY 587 USD 75 12/16/20 1
Citigroup TWD 28,550 USD 987 12/16/20 (10)
JPMorgan Chase USD 503 CAD 663 12/16/20 (4)
JPMorgan Chase USD 246 CHF 224 12/16/20 (2)
JPMorgan Chase USD 887 JPY 94,023 12/16/20 6
JPMorgan Chase USD 38 MXN 830 12/16/20 (1)
JPMorgan Chase USD 204 NOK 1,850 12/16/20 (6)
JPMorgan Chase AUD 909 USD 661 12/16/20 9
JPMorgan Chase EUR 1,381 USD 1,635 12/16/20 12
JPMorgan Chase GBP 910 USD 1,179 12/16/20 5
JPMorgan Chase HKD 1,498 USD 193 12/16/20 —
JPMorgan Chase SEK 618 USD 71 12/16/20 2
JPMorgan Chase SGD 306 USD 224 12/16/20 —
JPMorgan Chase TRY 587 USD 75 12/16/20 1
JPMorgan Chase ZAR 70 USD 4 12/17/20 —
Royal Bank of Canada USD 2,001 AUD 2,728 12/16/20 (47)
Royal Bank of Canada USD 503 CAD 663 12/16/20 (4)
Royal Bank of Canada USD 246 CHF 224 12/16/20 (2)
Royal Bank of Canada USD 4,910 EUR 4,143 12/16/20 (45)
Royal Bank of Canada USD 3,550 GBP 2,729 12/16/20 (28)
Royal Bank of Canada USD 887 JPY 94,023 12/16/20 6
Royal Bank of Canada USD 38 MXN 830 12/16/20 (1)
Royal Bank of Canada USD 204 NOK 1,850 12/16/20 (6)
Royal Bank of Canada USD 211 SEK 1,855 12/16/20 (4)
Royal Bank of Canada AUD 909 USD 661 12/16/20 9
Royal Bank of Canada CAD 1,990 USD 1,511 12/16/20 16
Royal Bank of Canada CHF 673 USD 743 12/16/20 11
Royal Bank of Canada EUR 1,381 USD 1,635 12/16/20 13
Royal Bank of Canada GBP 910 USD 1,179 12/16/20 5
Royal Bank of Canada HKD 1,498 USD 193 12/16/20 —
Royal Bank of Canada NOK 5,550 USD 616 12/16/20 21
Royal Bank of Canada SEK 618 USD 71 12/16/20 2
Royal Bank of Canada SGD 306 USD 224 12/16/20 —
Royal Bank of Canada TRY 587 USD 75 12/16/20 1
Royal Bank of Canada ZAR 70 USD 4 12/17/20 —
Standard Chartered USD 502 CAD 663 12/16/20 (4)
Standard Chartered USD 246 CHF 224 12/16/20 (2)
Standard Chartered USD 886 JPY 94,023 12/16/20 6
Standard Chartered USD 204 NOK 1,850 12/16/20 (6)
Standard Chartered USD 676 SGD 918 12/16/20 (4)
Standard Chartered USD 227 TRY 1,760 12/16/20 (4)

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Balanced Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 13 ZAR 210 12/17/20 —
Standard Chartered AUD 909 USD 661 12/16/20 8
Standard Chartered EUR 1,381 USD 1,635 12/16/20 12
Standard Chartered GBP 910 USD 1,182 12/16/20 8
Standard Chartered HKD 1,498 USD 193 12/16/20 —
Standard Chartered HKD 17,825 USD 2,298 12/16/20 (1)
Standard Chartered MXN 1,660 USD 78 12/16/20 4
Standard Chartered SEK 618 USD 71 12/16/20 2
Standard Chartered SGD 306 USD 224 12/16/20 —
Standard Chartered ZAR 70 USD 4 12/17/20 —
State Street USD 1,009 BRL 5,310 12/16/20 (66)
State Street USD 2,239 CNY 15,430 12/16/20 26
State Street USD 662 INR 49,110 12/16/20 1
State Street CNY 15,430 USD 2,270 12/16/20 6
State Street INR 49,110 USD 660 12/16/20 (3)
State Street KRW 1,695,470 USD 1,426 12/16/20 (28)
State Street RUB 1,880 USD 25 12/16/20 1
UBS BRL 5,310 USD 986 12/16/20 42
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(42)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Goldman Sachs
Purchase
USD 15 (1.000%)
(2)
06/20/25
— — —
CDX NA High Yield Index Bank of America
Sell
USD 1,500 5.000%
(2)
12/20/25
62 (1) 61
CDX NA High Yield Index Goldman Sachs
Sell
USD 15 1.000%
(2)
06/20/25
— — —
Dow Jones CDX Bank of America
Purchase
USD 900 (1.000%)
(2)
12/20/25
(22) 3 (19)
Total Open Credit Indices Contracts (å) 40 2 42
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 219,232 $ — $ —
$ —
$ 219,232
Short-Term Investments — — —
2,735
2,735
Total Investments 219,232 — — 2,735 221,967
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 23 6 — — 23 6

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 9
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Credit Default Swap Contracts — 61 — — 61
Liabilities
Futures Contracts (1,648) — — — (1,648)
Foreign Currency Exchange Contracts — (27 8 ) — — (27 8 )
Credit Default Swap Contracts — (19) — — (19)
Total Other Financial Instruments
*
$ (1,648) $ — $ — $ — $ (1,648)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 96.6%
Alternative - 3.9%
RIC Commodity Strategies Fund Class Y 769,823 3,479
RIF Global Real Estate Securities Fund 268,968 3,478
6,957
Domestic Equities - 30.8%
RIF U.S. Small Cap Equity Fund 1,316,810 15,723
RIF U.S. Strategic Equity Fund 2,306,611 39,005
54,728
Fixed Income - 15.7%
RIC Unconstrained Total Return Fund Class Y 2,966,514 28,034
International Equities - 36.4%
RIC Emerging Markets Fund Class Y 678,424 12,259
RIC Global Equity Fund Class Y 2,896,873 26,419
RIF International Developed Markets Fund 2,531,115 26,070
64,748
Multi-Asset - 9.8%
RIC Multi-Asset Growth Strategy Fund Class Y 1,797,170 17,415
Total Investments in Affiliated Funds
(cost $161,299) 171,882
Short-Term Investments - 0.7%
U.S. Cash Management Fund(@) 1,198,162 (∞)
1,198
Total Short-Term Investments
(cost $1,198) 1,198
Total Investments - 97.3%
(identified cost $162,497) 173,080
Other Assets and Liabilities, Net - 2.7%
4,763
Net Assets - 100.0%
177,843

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 468 EUR 14,948 12/20
(719)
FTSE 100 Index Futures 91 GBP 5,316 12/20
(253)
MSCI Emerging Markets Index Futures 68 USD 3,701 12/20
(54)
Russell 2000 E-Mini Index Futures 6 USD 451 12/20
(11)
S&P 500 E-Mini Index Futures 74 USD 12,403 12/20
(106)
United States Treasury Long Bond Futures 11 USD 1,939 12/20
(7)
Short Positions
Hang Seng Index Futures 12 HKD 14,058 10/20
(15)
NASDAQ 100 E-Mini Index Futures 47 USD 10,723 12/20
(280)
TOPIX Index Futures 40 JPY 650,200 12/20
—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,445)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 35 RUB 2,680 12/16/20 (1)
Citigroup TWD 28,550 USD 987 12/16/20 (9)
JPMorgan Chase USD 506 CAD 668 12/16/20 (4)
JPMorgan Chase USD 789 JPY 83,623 12/16/20 5
JPMorgan Chase AUD 113 USD 82 12/16/20 1
JPMorgan Chase CHF 388 USD 425 12/16/20 3
JPMorgan Chase EUR 2,008 USD 2,378 12/16/20 18
JPMorgan Chase GBP 1,451 USD 1,880 12/16/20 8
JPMorgan Chase HKD 893 USD 115 12/16/20 —
JPMorgan Chase MXN 1,140 USD 52 12/16/20 1
JPMorgan Chase SEK 620 USD 71 12/16/20 2
JPMorgan Chase SGD 55 USD 40 12/16/20 —
JPMorgan Chase ZAR 133 USD 8 12/17/20 —
Royal Bank of Canada USD 249 AUD 339 12/16/20 (6)
Royal Bank of Canada USD 506 CAD 668 12/16/20 (4)
Royal Bank of Canada USD 1,284 CHF 1,163 12/16/20 (19)
Royal Bank of Canada USD 7,140 EUR 6,025 12/16/20 (65)
Royal Bank of Canada USD 5,661 GBP 4,352 12/16/20 (43)
Royal Bank of Canada USD 789 JPY 83,623 12/16/20 5
Royal Bank of Canada USD 212 SEK 1,860 12/16/20 (4)
Royal Bank of Canada AUD 113 USD 82 12/16/20 1
Royal Bank of Canada CAD 2,004 USD 1,521 12/16/20 16
Royal Bank of Canada CHF 388 USD 425 12/16/20 3
Royal Bank of Canada EUR 2,008 USD 2,378 12/16/20 19
Royal Bank of Canada GBP 1,451 USD 1,880 12/16/20 7
Royal Bank of Canada HKD 893 USD 115 12/16/20 —
Royal Bank of Canada JPY 250,868 USD 2,396 12/16/20 15
Royal Bank of Canada MXN 1,140 USD 52 12/16/20 1
Royal Bank of Canada SEK 620 USD 71 12/16/20 2
Royal Bank of Canada SGD 55 USD 40 12/16/20 —
Royal Bank of Canada ZAR 133 USD 8 12/17/20 —
Standard Chartered USD 506 CAD 668 12/16/20 (4)
Standard Chartered USD 788 JPY 83,623 12/16/20 5
Standard Chartered USD 107 MXN 2,280 12/16/20 (5)
Standard Chartered USD 122 SGD 165 12/16/20 (1)
Standard Chartered USD 24 ZAR 400 12/17/20 (1)
Standard Chartered AUD 113 USD 82 12/16/20 1
Standard Chartered CHF 388 USD 425 12/16/20 3
Standard Chartered EUR 2,008 USD 2,377 12/16/20 20
Standard Chartered GBP 1,451 USD 1,885 12/16/20 12
Standard Chartered HKD 893 USD 115 12/16/20 —

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered HKD 21,700 USD 2,798 12/16/20 (2)
Standard Chartered SEK 620 USD 71 12/16/20 2
Standard Chartered SGD 55 USD 40 12/16/20 —
Standard Chartered ZAR 133 USD 8 12/17/20 —
State Street USD 2,162 CNY 14,900 12/16/20 26
State Street CNY 14,900 USD 2,192 12/16/20 5
State Street KRW 233,270 USD 196 12/16/20 (4)
State Street KRW 2,116,980 USD 1,805 12/16/20 (11)
State Street RUB 2,680 USD 35 12/16/20 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(1)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 1,800 (5.000%)
(2)
12/20/25
(73) (1) (74)
Dow Jones CDX Bank of America
Purchase
USD 1,600 (1.000%)
(2)
12/20/25
(38) 5 (33)
Total Open Credit Indices Contracts (å) (111) 4 (107)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 171,882 $ — $ —
$ —
$ 171,882
Short-Term Investments — — —
1,198
1,198
Total Investments 171,882 — — 1,198 173,080
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts — 18 2 — — 18 2
Liabilities
Futures Contracts (1,445) — — — (1,445)
Foreign Currency Exchange Contracts — (18 3 ) — — (18 3 )
Credit Default Swap Contracts — (10 7 ) — — (107)
Total Other Financial Instruments
*
$ (1,445) $ (10 8 ) $ — $ — $ (1,55 3 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 13
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.2%
Alternative - 2.9%
RIC Commodity Strategies Fund Class Y 2 —*
RIF Global Real Estate Securities Fund 89,895 1,162
1,162
Domestic Equities - 34.1%
RIF U.S. Small Cap Equity Fund 437,718 5,226
RIF U.S. Strategic Equity Fund 508,528 8,600
13,826
Fixed Income - 7.7%
RIC Unconstrained Total Return Fund Class Y 328,424 3,104
International Equities - 46.7%
RIC Emerging Markets Fund Class Y 213,977 3,867
RIC Global Equity Fund Class Y 894,906 8,161
RIF International Developed Markets Fund 671,448 6,915
18,943
Multi-Asset - 3.8%
RIC Multi-Asset Growth Strategy Fund Class Y 158,685 1,538
Total Investments in Affiliated Funds
(cost $35,283) 38,573
Short-Term Investments - 2.5%
U.S. Cash Management Fund(@) 1,036,231 (∞)
1,036
Total Short-Term Investments
(cost $1,036) 1,036
Total Investments - 97.7%
(identified cost $36,319) 39,609
Other Assets and Liabilities, Net - 2.3%
925
Net Assets - 100.0%
40,534
* Less than $500.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 15
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 23 EUR 735 12/20
9
FTSE 100 Index Futures 22 GBP 1,285 12/20
(61)
MSCI Emerging Markets Index Futures 36 USD 1,959 12/20
(53)
S&P 500 E-Mini Index Futures 31 USD 5,197 12/20
(31)
United States Treasury Long Bond Futures 5 USD 881 12/20
(3)
Short Positions
Hang Seng Index Futures 3 HKD 3,515 10/20
(3)
NASDAQ 100 E-Mini Index Futures 12 USD 2,738 12/20
(73)
Russell 2000 E-Mini Index Futures 22 USD 1,655 12/20
30
TOPIX Index Futures 12 JPY 195,060 12/20
—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(185)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 19 RUB 1,490 12/16/20 —
Citigroup TWD 9,520 USD 329 12/16/20 (3)
JPMorgan Chase USD 321 AUD 443 12/16/20 (4)
JPMorgan Chase USD 172 CAD 227 12/16/20 (1)
JPMorgan Chase USD 357 JPY 37,862 12/16/20 2
JPMorgan Chase USD 7 ZAR 115 12/17/20 —
JPMorgan Chase CHF 223 USD 244 12/16/20 2
JPMorgan Chase EUR 655 USD 775 12/16/20 5
JPMorgan Chase GBP 420 USD 544 12/16/20 2
JPMorgan Chase HKD 360 USD 46 12/16/20 —
JPMorgan Chase MXN 2,025 USD 93 12/16/20 2
JPMorgan Chase SEK 375 USD 43 12/16/20 1
JPMorgan Chase SGD 22 USD 16 12/16/20 —
Royal Bank of Canada USD 321 AUD 443 12/16/20 (4)
Royal Bank of Canada USD 172 CAD 227 12/16/20 (1)
Royal Bank of Canada USD 491 CHF 445 12/16/20 (7)
Royal Bank of Canada USD 1,552 EUR 1,310 12/16/20 (14)
Royal Bank of Canada USD 1,091 GBP 839 12/16/20 (8)
Royal Bank of Canada USD 357 JPY 37,862 12/16/20 2
Royal Bank of Canada USD 85 SEK 749 12/16/20 (2)
Royal Bank of Canada USD 7 ZAR 115 12/17/20 —
Royal Bank of Canada AUD 885 USD 649 12/16/20 14
Royal Bank of Canada CAD 454 USD 345 12/16/20 4
Royal Bank of Canada CHF 223 USD 244 12/16/20 2
Royal Bank of Canada EUR 655 USD 775 12/16/20 6
Royal Bank of Canada GBP 420 USD 544 12/16/20 2
Royal Bank of Canada HKD 360 USD 46 12/16/20 —
Royal Bank of Canada JPY 11,938 USD 114 12/16/20 1
Royal Bank of Canada JPY 63,786 USD 601 12/16/20 (5)
Royal Bank of Canada MXN 2,025 USD 93 12/16/20 2
Royal Bank of Canada SEK 375 USD 43 12/16/20 1
Royal Bank of Canada SGD 22 USD 16 12/16/20 —
Standard Chartered USD 93 HKD 719 12/16/20 —
Standard Chartered USD 191 MXN 4,050 12/16/20 (9)
Standard Chartered USD 32 SGD 44 12/16/20 —
Standard Chartered ZAR 230 USD 14 12/17/20 —
State Street USD 186 BRL 980 12/16/20 (12)
State Street USD 508 CNY 3,500 12/16/20 6
State Street USD 174 INR 12,940 12/16/20 —
State Street USD 331 TWD 9,520 12/16/20 1
State Street CNY 3,500 USD 515 12/16/20 1

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Equity Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street INR 12,940 USD 174 12/16/20 (1)
State Street KRW 116,630 USD 98 12/16/20 (2)
State Street RUB 1,490 USD 20 12/16/20 1
UBS BRL 980 USD 182 12/16/20 8
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(8)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 500 5.000%
(2)
12/20/25
21 (1) 20
Total Open Credit Indices Contracts (å) 21 (1) 20
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Investments in Affiliated Funds $ 38,573 $ — $ —
$ —
$ 38,573
Short-Term Investments — — —
1,036
1,036
Total Investments 38,573 — — 1,036 39,609
Other Financial Instruments
Assets
Futures Contracts 39 — — — 39
Foreign Currency Exchange Contracts — 6 5 — — 6 5
Credit Default Swap Contracts — 20 — — 20
Liabilities
Futures Contracts (224) — — — (224)
Foreign Currency Exchange Contracts — (7 3 ) — — (7 3 )
Total Other Financial Instruments
*
$ (185) $ 12 $ — $ — $ (173)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 17
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedules of Investments — September 30, 2020 (Unaudited)
18 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Notes to Quarterly Report.
(∞) Unrounded units.
( @ ) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
SOFR – Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Schedules of Investments, continued — September 30, 2020 (Unaudited)
Notes to Schedules of Investments 19
Foreign Currency Abbreviations:
ARS - Argentine peso HKD – Hong Kong dollar PHP – Philippine peso
AUD - Australian dollar HUF - Hungarian forint PKR - Pakistani rupee
BRL - Brazilian real IDR - Indonesian rupiah PLN - Polish zloty
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese renminbi yuan (offshore) ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR – Malaysian ringgit VEB - Venezuelan bolivar
EGP - Egyptian pound NOK - Norwegian krone VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report — September 30, 2020 (Unaudited)
20 Notes to Quarterly Report
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on four of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value ("NAV") to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment
Company Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIF Funds and in certain Russell Investment Company (“RIC”) Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows the Funds' approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective May 1, 2020. As of September 30, 2020, the equity Underlying Funds in which the Funds may invest include the RIC Sustainable Equity, RIC U.S. Dynamic Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity,
RIC Emerging Markets, RIC Global Equity, and RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond, RIC
Unconstrained Total Return, and RIF Strategic Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income and RIC Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the
Funds may invest include the RIC Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds.
Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
* Actual asset allocation may vary
.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Asset Allocation
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 34% 53% 70% 80%
Fixed Income 52% 33% 16% 11%
Multi-Asset 12% 10% 10% 4%
Alternative** 2% 4% 4% 5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 21
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
22 Notes to Quarterly Report
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended September 30, 2020 there was no movement between the levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 23
significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objective.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended September 30, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
24 Notes to Quarterly Report
As of September 30, 2020, the Funds had no cash collateral balances in connection with foreign currency contracts purchased /
sold.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
As of September 30, 2020, the Funds did not enter into any options.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).
The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the
Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020
Moderate Strategy Fund $ 5,746,662 $ 5,780,913 $ 11,544,035
Balanced Strategy Fund 23,100,993 23,327,044 44,680,391
Growth Strategy Fund 21,406,205 21,539,379 47,766,518
Equity Growth Strategy Fund 6,257,969 6,326,470 12,981,405
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020
Moderate Strategy Fund $ 5,695,450 $ 5,774,852 $ 11,546,158
Balanced Strategy Fund 23,440,013 23,562,542 44,650,421
Growth Strategy Fund 21,784,086 21,796,203 47,781,870
Equity Growth Strategy Fund 6,336,457 6,388,657 12,973,839

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 25
purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended September 30, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
As of September 30, 2020, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2020 June 30, 2020 September 30, 2020
Moderate Strategy Fund $ 22,090,672 $ 31,368,813 $ 25,286,172
Balanced Strategy Fund 60,809,523 79,177,352 77,995,578
Growth Strategy Fund 47,520,098 56,705,705 61,580,410
Equity Growth Strategy Fund 15,330,252 20,151,215 17,251,462
Cash Collateral for Futures Due to Broker
Moderate Strategy Fund $ 5,257,182 $ 55,657
Balanced Strategy Fund 6,640,636 —
Growth Strategy Fund 6,134,272 —
Equity Growth Strategy Fund 1,255,144 135,643

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
26 Notes to Quarterly Report
full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of September 30, 2020, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the
Cash Collateral for Swaps
Moderate Strategy Fund $ 98,724
Balanced Strategy Fund 98,200
Growth Strategy Fund 248,021
Equity Growth Strategy Fund 31,215

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 27
indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended September 30, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020
Moderate Strategy Fund $ 17,500,000 $ 7,420,000 $ 3,400,000
Balanced Strategy Fund 30,300,000 9,225,000 2,430,000
Growth Strategy Fund 8,300,000 5,300,000 3,400,000
Equity Growth Strategy Fund 2,700,000 1,615,000 500,000

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
28 Notes to Quarterly Report
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended September 30, 2020, the Funds did not enter into any total return swaps.
Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds and the Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The
United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the
Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or the Underlying Funds or on certain instruments in which a Fund or an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds’ or Underlying Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund or an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund or Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund or an Underlying Fund.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 29
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of September 30, 2020, the Funds had invested $7,495,477 in the U.S. Cash Management Fund.
Federal Income Taxes
At September 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except for the following:
On October 2, 2020, the Board declared dividends payable from net investment income. Dividends were paid on October 6, 2020 to shareholders of record effective with the opening of business on October 5, 2020.
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth Strategy
Fund
Equity Growth
Strategy Fund
Cost of Investments
$ 85,370,063 $ 212,557,390 $ 166,365,642 $ 38,086,733
Unrealized Appreciation
$ 2, 817,001 $ 10,601,671 $ 7,730,471 $ 1,545,705
Unrealized Depreciation
(1,104,381) (2,838,956) (2,568,832) (195,527)
Net Unrealized Appreciation (Depreciation)
$ 1,712,620 $ 7,762,715 $ 5,161,639 $ 1,350,178

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495